Costs and Expenses by Nature - Summary of Expenses by Nature/Purpose (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Expense By Nature [abstract]
Raw materials	[1]	R$ (8,820,166)	R$ (7,240,508)		R$ (4,755,506)
Depreciation and amortization		(2,247,330)	(2,051,824)		(1,928,423)
Salaries and wages		(2,244,252)	(1,998,898)		(1,973,951)
Transportation expenses		(1,867,196)	(1,695,600)		(1,533,050)
Construction cost		(813,341)	(415,753)		(351,193)
Leases expenses		(48,182)	(14,157)		(15,234)
Selling expenses		(26,168)	(30,139)		(82,941)
Other		(452,526)	(444,119)		(382,927)
Total expenses by nature		(16,519,161)	(14,103,079)		(11,216,477)
Cost of sales		(14,160,233)	(12,108,305)	[2]	(9,224,314)	[2]
Selling expenses		(1,122,866)	(1,019,234)		(1,068,451)
General and administrative expenses		(1,236,062)	(975,540)		(923,712)
Leases and concessions expenses			(212,081)		(193,252)
Total cost and expenses		R$ (16,519,161)	R$ (14,103,079)		R$ (11,216,477)

[1]	The increase in raw material costs during the year ended December 31, 2019, refers to the increase in unit gas cost of Comgás segment operations added to the increase in Moove segment operations, production and distribution of lubricants, represented by the businesses of Cosan SRL, TTA, Lubrigrupoll and Moove Corp.
[2]	For details on this restated, see note 24.